Schedule of Contractual Maturities of Mortgage Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Loan	Dec. 31, 2011
Mortgage Loans on Real Estate [Line Items]
Number of loans	102
Carrying value, maturing in 2013	$ 32,943
Carrying value, maturing in 2014	42,595
Carrying value, maturing in 2015	119,598
Carrying value, maturing in 2016	71,390
Carrying value, maturing thereafter	303,839
Carrying value, total	$ 570,365	$ 564,847
Percentage of mortgage loan portfolio carrying value	100.00%	100.00%
2013
Mortgage Loans on Real Estate [Line Items]
Number of loans	6
Percentage of mortgage loan portfolio carrying value	5.80%
2014
Mortgage Loans on Real Estate [Line Items]
Number of loans	9
Percentage of mortgage loan portfolio carrying value	7.40%
2015
Mortgage Loans on Real Estate [Line Items]
Number of loans	21
Percentage of mortgage loan portfolio carrying value	21.00%
2016
Mortgage Loans on Real Estate [Line Items]
Number of loans	13
Percentage of mortgage loan portfolio carrying value	12.50%
Thereafter
Mortgage Loans on Real Estate [Line Items]
Number of loans	53
Percentage of mortgage loan portfolio carrying value	53.30%